PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of
	March 31, 2025	June 30 2024
Prepaid expenses	$-	$6,677
Rental and other deposits	142,867	139,038
Accounts receivable collected by other third parties	2,433,181	1,885,077
Others	127,612	10,320
Total prepaid expenses and other current assets	$2,703,660	$2,041,112

Gamehaus Inc [Member]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2024	2023
Prepaid expenses	$6,677	$935,211
Rental and other deposits	139,038	139,660
Accounts receivable collected by other third parties	1,885,077	1,651,378
Others	10,320	5,516
Total prepaid expenses and other current assets	$2,041,112	$2,731,765